GOF P21 12/23

SUPPLEMENT DATED DECEMBER 21, 2023

TO THE PROSPECTUS OF EACH

FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

Edward D. Jones & Co., L.P. ("Edward Jones")

Policies Regarding Transactions Through Edward Jones

Effective on or after January 1st, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund Prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Franklin Templeton and Legg Mason Funds (including holdings of 529 Plans where Franklin Templeton or Legg Mason serve as the primary distributor), or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the Prospectus.

Rights of Accumulation ("ROA")

• The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

• ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

• Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

• If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

• Shares purchased in an Edward Jones fee-based program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:

o The redemption and repurchase occur in the same account.

o The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.

• Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

• Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

• Purchases of Class 529 shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

• The death or disability of the shareholder.

• Systematic withdrawals with up to 10% per year of the account value.

• Return of excess contributions from an Individual Retirement Account (IRA).

• Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

• Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

• Shares exchanged in an Edward Jones fee-based program.

• Shares acquired through NAV reinstatement.

• Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund……......................................................................................................	October 1, 2023

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund……....................................................................................	July 1, 2023

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund.............................................................	November 1, 2023

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund......................................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Growth Fund...........................................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Income Fund….......................................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin U.S. Government Securities Fund..........................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Utilities Fund...........................................................................................................................	February 1, 2023, as amended August 16, 2023

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund…………………………………………………………………….	September 1, 2023

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund.................................................................................................	May 1, 2023
Franklin Corefolio Allocation Fund........................................................................................................	May 1, 2023
Franklin Global Allocation Fund............................................................................................................	May 1, 2023
Franklin Growth Allocation Fund...........................................................................................................	May 1, 2023

Fund	Date of Prospectus
Franklin LifeSmart™ Retirement Income Fund....................................................................................	May 1, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund………..................................................................	May 1, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund………..................................................................	May 1, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund.............................................................................	May 1, 2023
Franklin Moderate Allocation Fund.......................................................................................................	May 1, 2023

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund......................................................................................................	December 1, 2023

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund……………………………………………………………………	December 1, 2023

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund…………………………………………………………………………………...	February 1, 2023

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund………………………………………………………………………...	March 1, 2023
Franklin Equity Income Fund………………………………………………...………………….……………	March 1, 2023
Franklin Floating Rate Daily Access Fund…………………………………………………………………..	March 1, 2023
Franklin Long Duration Credit Fund………………………………………………………………………….	August 22, 2023
Franklin Low Duration Total Return Fund…………………………………………………………………...	March 1, 2023
Franklin Low Duration U.S. Government Securities Fund……………………………………….………..	March 1, 2023
Franklin Managed Income Fund……………………………………………………………………………...	March 1, 2023
Franklin Total Return Fund………………………………………………....………………………………...	March 1, 2023

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund………………………………………………………………………………	February 1, 2023

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund………………………………………………………………	July 1, 2023

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund………………………………………………………………………………...	May 1, 2023
Franklin Mutual Financial Services Fund……………………………………………………………………	May 1, 2023
Franklin Mutual Global Discovery Fund……………………………………………………………………..	May 1, 2023
Franklin Mutual International Value Fund…………………………………………………………………...	May 1, 2023
Franklin Mutual Quest Fund…………………………………………………………………………………..	May 1, 2023
Franklin Mutual Shares Fund…………………………………………………………………………………	May 1, 2023

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund………………………………………………………………….	July 1, 2023

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund…………………………………………...	February 1, 2023

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund………………………………………………………………………..	September 1, 2023

Fund	Date of Prospectus
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Franklin Strategic Mortgage Portfolio………………………………………………………………………..	February 1, 2023, as amended August 16, 2023

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund………………………………………………………………..……	September 1, 2023
Franklin Growth Opportunities Fund…………………………………………………………………………	September 1, 2023
Franklin Natural Resources Fund…………………………….………………………………………………	September 1, 2023
Franklin Small Cap Growth Fund…………………………….………………………………………………	September 1, 2023
Franklin Small-Mid Cap Growth Fund……………………………………………………….………………	September 1, 2023
Franklin Strategic Income Fund………………………………………………………………………………	September 1, 2023

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund………………………………………………..…………………	July 1, 2023
Franklin Arizona Tax-Free Income Fund………………………………………………….…………………	July 1, 2023
Franklin Colorado Tax-Free Income Fund………………………………………………..…………………	July 1, 2023
Franklin Connecticut Tax-Free Income Fund…………………………………………….…………………	July 1, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund………………………………………..……	July 1, 2023
Franklin Federal Limited-Term Tax-Free Income Fund……………………………………………………	July 1, 2023
Franklin Georgia Tax-Free Income Fund……………………………………………………………………	July 1, 2023
Franklin High Yield Tax-Free Income Fund…………………………………………………………………	July 1, 2023
Franklin Louisiana Tax-Free Income Fund………………………………………………………………….	July 1, 2023
Franklin Maryland Tax-Free Income Fund…………………………………………………………………..	July 1, 2023
Franklin Massachusetts Tax-Free Income Fund……………………………………………………………	July 1, 2023
Franklin Michigan Tax-Free Income Fund…………………………………………………………………..	July 1, 2023
Franklin Minnesota Tax-Free Income Fund…………………………………………………………………	July 1, 2023
Franklin Missouri Tax-Free Income Fund…………………………………………………………………...	July 1, 2023
Franklin New Jersey Tax-Free Income Fund……………………………………………………………….	July 1, 2023
Franklin North Carolina Tax-Free Income Fund………………………………………………………….…	July 1, 2023
Franklin Ohio Tax-Free Income Fund………………………………………………………………………..	July 1, 2023
Franklin Oregon Tax-Free Income Fund…………………………………………………………………….	July 1, 2023
Franklin Pennsylvania Tax-Free Income Fund……………………………………………………………..	July 1, 2023
Franklin Virginia Tax-Free Income Fund…………………………………………………………………….	July 1, 2023

FRANKLIN VALUE INVESTORS TRUST
Franklin MicroCap Value Fund……………………………………………………………………………….	March 1, 2023
Franklin Mutual U.S. Mid Cap Value Fund………………………………………………………………….	March 1, 2023
Franklin Small Cap Value Fund………………………………………………………………………………	March 1, 2023

TEMPLETON CHINA WORLD FUND
Templeton China World Fund………………………………………………………………………………...	January 1, 2023

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust………………………………………………………………………..	May 1, 2023

TEMPLETON FUNDS
Templeton Foreign Fund………………………………………………………………………………………	January 1, 2023
Templeton World Fund………………………………………………………………………………………..	January 1, 2023
Templeton International Climate Change Fund…………………………………………………………….	January 1, 2023

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund…………………………………………………………….	January 1, 2023
Templeton Global Balanced Fund……………………………………………………………………………	May 1, 2023

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund……………………………………………………………….	January 1, 2023

Fund	Date of Prospectus

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc………………………………………………………………………………….	January 1, 2023

TEMPLETON INCOME TRUST
Templeton Global Bond Fund………………………………………………………………………………...	May 1, 2023
Templeton Global Total Return Fund………………………………………………………………………..	May 1, 2023
Templeton International Bond Fund………………………………………………………………………….	May 1, 2023
Templeton Sustainable Emerging Markets Bond Fund……………………………………………………	May 1, 2023

Please retain this supplement for future reference